Summary of Financial Information for Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Oil and Gas Sales	$ 51,444	$ 27,699	$ 92,384	$ 59,181
Total Operating Revenue	55,360	30,257	102,829	64,090
Costs and Expenses:
Production and Lease Operating Expense	13,092	10,972	26,492	23,272
General and Administrative Expense	7,782	5,774	15,578	11,185
Exploration Expense	2,225	1,213	4,269	2,305
Impairment Expense			170	16,017
Depreciation, Depletion, Amortization and Accretion			24,101	20,686
Other Operating Expense (Income)	447	(33)	891	294
Income Tax (Expense) Benefit	(9,120)	(35,268)	(7,115)	(37,899)
Income (Loss) from Discontinued Operations, net of taxes	520	(3,050)	460	(8,405)
Discontinued Operations Assets Held For Sale
Revenues:
Oil and Gas Sales	16	22	25	51
Total Operating Revenue	16	22	25	51
Costs and Expenses:
Production and Lease Operating Expense	59	122	104	208
General and Administrative Expense	11	237	23	524
Exploration Expense	44	149	97	481
Impairment Expense	0	4,681	0	12,951
Depreciation, Depletion, Amortization and Accretion	0	0	0	0
Other Operating Expense (Income)	0	5	(3)	8
(Gain) Loss on Sale of Asset	(973)	0	(969)	144
Total Expenses (Income)	(859)	5,194	(748)	14,316
Income (Loss) from Discontinued Operations Before Income Taxes	875	(5,172)	773	(14,265)
Income Tax (Expense) Benefit	(355)	2,122	(313)	5,860
Income (Loss) from Discontinued Operations, net of taxes	$ 520	$ (3,050)	$ 460	$ (8,405)
Discontinued Operations Assets Held For Sale | Crude Oil (Bbls)
Production:
Production Units	209	311	356	655
Discontinued Operations Assets Held For Sale | Total (Mcfe)
Production:
Production Units	1,254	1,866	2,136	3,930